Condensed Statements of Changes in Stockholders' Equity (Deficit) (Parenthetical) - Common Class B [Member]	3 Months Ended
Dec. 31, 2020 shares
Underwriters [Member]
Aggregate common shares	187,500
Maximum [Member]
Aggregate common shares	187,500